Shareholder Report, Holdings (Details) - C000007887	May 31, 2024
Less than 1 Year
Holdings [Line Items]
Percent of Net Asset Value	6.30%
1 to 3 Years
Holdings [Line Items]
Percent of Net Asset Value	2.60%
3 to 5 Years
Holdings [Line Items]
Percent of Net Asset Value	4.20%
5 to 10 Years
Holdings [Line Items]
Percent of Net Asset Value	9.60%
10 to 20 Years
Holdings [Line Items]
Percent of Net Asset Value	33.90%
20 to 30 Years
Holdings [Line Items]
Percent of Net Asset Value	36.90%
Greater than 30 Years
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.10%